Financial Instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	¥ 3,775,879	¥ 3,618,314
Fair value	3,420,668	3,291,147
Long-term loans | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	750,622	723,772
Fair value	¥ 746,831	¥ 721,419